Allowance for Finance Receivable Losses Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses	$ 592	$ 182	$ 428	$ 259
Consolidated VIEs
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses	$ 431	$ 72